Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 13, 2019
Entity Registrant Name	LAZARD FUNDS INC
Entity Central Index Key	0000874964
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 13, 2019
Document Effective Date	Dec. 13, 2019
Prospectus Date	Dec. 13, 2019